Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt Composition
a.	Composed as follows:

	March 31,
	2014	2013
Debentures with institutional investors (1)	$11,117	$21,047
Mortgage for U.S. headquarters facility (2)	6,745	7,552

	17,862	28,599

Less: current maturities	11,974	11,330

	$5,888	$17,269

(1)	In 2003, the Company entered into two series of loan agreements, subsequently amended, with multiple lenders in Israel. At March 31, 2014, the outstanding debentures are comprised of $422 (issued in U.S. dollars) at an interest rate of 6.1% with the remaining debentures of $10.695 (issued in NIS) at a rate of Israeli CPI plus 5.8%. The debentures mature in November 2014. The debentures provide certain undertakings, including (i) not to encumber any of its assets, unless to secure indebtedness, as defined in such agreements, which in the aggregate does not exceed $20,000, or unless to encumber newly acquired assets to secure financing provided to acquire such assets, and (ii) not to incur any additional indebtedness as long as the ratio of EBITDA to total net interest expense and current principal payable on long-term indebtedness is less than 2:1. The test is based on the Company’s audited financial statements, and is performed on April 1 of each year with respect to the prior calendar year.
(2)	In 2005, Taro U.S.A. and two of its subsidiaries entered into obligations, secured by mortgages on the Company’s U.S. headquarters facility located in New York and distribution facility located in New Jersey (subsequently retired in February 2012). The Company guaranteed these obligations. The mortgage on the New York facility was $6,745 and $7,552 as of March 31, 2014 and 2013, respectively, was for an original term of 15 years, bears interest at the rate of LIBOR plus 1.25%, and has a graduating debt service coverage ratio covenant of 1.90. At March 31, 2014 and 2013, the debt service coverage ratio was 2.25 and 2.20, respectively. The interest rate of this mortgage is effectively fixed at 6.16%, as the Company has an interest rate swap in place which is concurrent with the 15-year term of the mortgage. As of March 31, 2014, the Company is in compliance with all of its covenants.

Schedule of Total Amount of Liabilities Classified by Currency, Linkage Terms and Interest Rates
b.	Classified by currency, linkage terms and interest rates, the total amount of the liabilities (including current maturities and the reclassified short-term portion) is as follows:

	Weighted-Average Interest Rate		Amount
	March 31,		March 31,
	2014	2013	2014	2013
In, or linked to, U.S. dollars (1)	1.72%	1.96%	$7,167	$8,394
In Israeli currency – linked to CPI	5.80%	5.80%	10,695	20,205

			$17,862	$28,599

(1)	Includes a mortgage loan in the amount of $6,745 and $7,552 as of March 31, 2014 and 2013, respectively, which is subject to variable interest rates linked to LIBOR. The remaining outstanding debt is subject to fixed interest rates.

Schedule of Debt Maturity
c.	The debt matures as follows:

As of
Year Ended	March 31, 2014
3/31/2015	$11,974
3/30/2016	912
3/30/2017	969
3/31/2018	1,031
3/31/2019	1,096
Thereafter	1,880

$17,862